UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
        Report for the Calendar Year or Quarter Ended: December 31, 2004
                 Check here if Amendment [ ]; Amendment Number:
             This Amendment (Check only one.): [ ] is a restatement.
                         [X] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
              Name: Nierenberg Investment Management Company, Inc.
                          Address: 19605 NE 8th Street
                                 Camas, WA 98607

                           13F File Number: 028-10859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Nierenberg
Title:  President
Phone:  360-604-8600

Signature, Place, and Date of Signing:

     /s/ DAVID NIERENBERG                 November 16, 2005
        --------------------            ----------------------
        David Nierenberg                     Camas, WA

Note:

"We filed our form 13F on time (January 11, 2005) but filed it under the wrong CIK number, 0001040899.

We were notified of the missing document today (November 16, 2005) and are resubmitting under the appropriate filer."

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     22
                                        ----------------
Form 13F Information Table Value Total:     $252,748
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

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

Form 13F Information Table
ITEM 1                                  ITEM 2       ITEM 3        ITEM 4          ITEM 5        ITEM 6      ITEM 7      ITEM 8
                                                                                                                         Shares
                                                                 Fair Market                                              Sole
                                      Title of                      Value        Number of       Invest.                 Voting
Name of Issuer                          Class       Cusip #      (thousands)       Shares         Disc.                 Authority
ADVANCED DIGITAL INFO CORP            Common           7525108      10,642      1,062,045         sole         n/a       1,062,045
AMEDISYS INC                          Common          23436108         648         20,000         sole         n/a          20,000
AMNET MORTGAGE INC                    Common         03169A108      11,258      1,371,200         sole         n/a       1,371,200
BROOKS AUTOMATION INC                 Common         114340102      30,532      1,773,056         sole         n/a       1,773,056
CONSTELLATION ENERGY GROUP            Common         210371100         219          5,000         sole         n/a           5,000
CREDENCE SYSTEMS CORP                 Common         225302108      20,771      2,270,100         sole         n/a       2,270,100
DENBURY RESOURCES INC                 Common         247916208      15,451        562,869         sole         n/a         562,869
ELECTRO SCIENTIFIC INDS INC           Common         285229100      11,214        567,500         sole         n/a         567,500
GENESIS ENERGY L.P.                   Common         371927104         329         26,100         sole         n/a          26,100
KOREA EQUITY FUND                     Common         50063B104       2,807        456,500         sole         n/a         456,500
KOREA FUND                            Common         500634100       9,653        401,200         sole         n/a         401,200
LEUCADIA NATIONAL CORP                Common         527288104         208          3,000         sole         n/a           3,000
MEDCATH CORPORATION                   Common         58404W109      32,678      1,326,233         sole         n/a       1,326,233
METALLIC VENTURES GOLD INC            Common         591253109       9,308      6,214,950         sole         n/a       6,214,950
METALLIC VENTURES GOLD-CW09           Common         591253109          77        371,700         sole         n/a         371,700
MEXICAN RESTAURANTS INC               Common         59283R104       8,984      1,002,700         sole         n/a       1,002,700
MOTOROLA INC                          Common         620076109         201         11,700         sole         n/a          11,700
NATUS MEDICAL INC                     Common         639050103      20,468      2,558,514         sole         n/a       2,558,514
PEDIATRIC SVCS OF AMERICA             Common         705323103      13,668      1,071,130         sole         n/a       1,071,130
ST PAUL TRAVELERS COS INC/TH          Common         792860108         259          7,000         sole         n/a           7,000
SUPERIOR ENERGY SERVICES INC          Common         868157108      33,837      2,195,800         sole         n/a       2,195,800
THE BOMBAY COMPANY INC                Common          97924104      19,535      3,532,500         sole         n/a       3,532,500